Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Income Statement [Abstract]
Net sales	$ 1,259,112	$ 1,877,874	$ 4,159,548	$ 5,816,382	$ 7,867,778	$ 9,233,028	$ 11,158,580
Cost of sales	980,249	1,208,954	3,133,111	3,912,699	5,384,287	6,114,947	7,616,920
Gross profit	278,863	668,920	1,026,437	1,903,683	2,483,491	3,118,081	3,541,660
Selling, general and administrative expenses	583,588	697,953	1,855,973	2,009,687	2,692,292	3,224,363	3,732,498
Impairments, including on assets held for sale					36,531	127,341	509,226
Impairments	100,724	1,759	182,941	18,472
Restructuring and transformation initiative expenses	45,484	41,219	123,816	99,400	144,025	102,202	0
Loss on sale of businesses	0	14,100	0	18,221	18,221	1,062	0
Operating loss	(450,933)	(86,111)	(1,136,293)	(242,097)	(407,578)	(336,887)	(700,064)
Interest expense, net	33,527	15,772	68,578	47,893	64,702	76,913	64,789
(Gain) loss on extinguishment of debt	(94,380)	0	(94,380)	376	376	(77,038)	0
Loss before provision for income taxes	(390,080)	(101,883)	(1,110,491)	(290,366)	(472,656)	(336,762)	(764,853)
Provision for income taxes	2,886	174,546	6,300	110,152	86,967	(185,989)	(151,037)
Net loss	$ (392,966)	$ (276,429)	$ (1,116,791)	$ (400,518)	$ (559,623)	$ (150,773)	$ (613,816)
Net loss per share - Basic (in dollars per share)	$ (4.33)	$ (2.78)	$ (13.4)	$ (3.9)	$ (5.64)	$ (1.24)	$ (4.94)
Net loss per share - Diluted (in dollars per share)	$ (4.33)	$ (2.78)	$ (13.4)	$ (3.9)	$ (5.64)	$ (1.24)	$ (4.94)
Weighted average shares outstanding - Basic (in shares)	90,708	99,591	83,342	102,772	99,249	121,446	124,352
Weighted average shares outstanding - Diluted (in shares)	90,708	99,591	83,342	102,772	99,249	121,446	124,352
Dividends declared per share (in dollars per share)					$ 0	$ 0	$ 0.68